FINANCIAL INCOME, NET (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Other Income and Expenses [Abstract]
Interest income and bank fees, net	$ (719)	$ (37)
Foreign currency translation adjustments - expense (income)	(2,126)	25
Financial income, net	$ (2,845)	$ (12)